STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		140 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Revenue	$ 318,293	$ 150,856	$ 388,513	$ 278,583	$ 468,125	$ 188,772	$ 769,559
Cost of goods sold	98,365	67,335	129,448	108,939	189,707	128,540	381,467
Gross margin	219,928	83,521	259,065	169,644	278,418	60,232	388,092
General and administrative expense	1,330,222	888,133	2,509,504	2,711,216	7,530,037	6,285,905	23,280,400
Operations expense	291,584	204,928	556,859	409,395	1,096,969	761,047	3,387,550
Sales and marketing expense	319,303	108,593	524,223	195,562	578,793	172,970	1,640,248
Interest expense	14,773	126,654	32,897	222,206	636,503	259,349	1,562,959
Loss (gain) on valuation of equity-linked financial instruments	0	(69,251)	(11,468)	(88,673)	(157,580)	3,116	(785,650)
Total expense	1,955,882	1,259,057	3,612,014	3,446,705	9,684,722	7,482,387	29,085,507
Net income (loss) available to common shareholders	$ (1,735,954)	$ (1,175,535)	$ (3,352,949)	$ (3,277,061)	$ (9,406,304)	$ (7,422,155)	$ (28,697,415)
Loss per common share - basic and diluted (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.06)	$ (0.11)	$ (1.51)
Weighted average shares used in computation - basic and diluted (in shares)	222,620,910	121,267,500	221,922,352	111,045,552	151,958,618	69,587,814	18,952,512